UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA BALANCED STRATEGY FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2009


[LOGO OF USAA]
    USAA(R)







PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA BALANCED STRATEGY FUND
AUGUST 31, 2009




















                                                                      (Form N-Q)

48048 -1009                                  (C)2009, USAA. All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA BALANCED STRATEGY FUND
August 31, 2009 (unaudited)



                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------


               EQUITY SECURITIES (52.6%)

               COMMON STOCKS (34.9%)

               CONSUMER DISCRETIONARY (3.5%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
        2,300  Carter's, Inc.  *                                                           $           58
       11,500  Coach, Inc.                                                                            326
        6,500  Jones Apparel Group, Inc.                                                              101
                                                                                          ---------------
                                                                                                      485
                                                                                          ---------------
               APPAREL RETAIL (0.4%)
        5,250  Buckle, Inc.  (a)                                                                      139
       23,300  Cato Corp. "A"                                                                         398
       12,300  Dress Barn, Inc.  *                                                                    199
       57,400  Foot Locker, Inc.                                                                      612
        7,500  Ross Stores, Inc.                                                                      350
        8,600  TJX Companies, Inc.                                                                    309
                                                                                          ---------------
                                                                                                    2,007
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.0%)
        5,600  Stoneridge, Inc.  *                                                                     30
        3,500  TRW Automotive Holdings Corp.  *                                                        62
                                                                                          ---------------
                                                                                                       92
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.1%)
       34,200  Ford Motor Co.  *                                                                      260
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.1%)
        5,100  Asbury Automotive Group, Inc.  *                                                        64
        9,200  AutoNation, Inc.  *(a)                                                                 175
        2,800  Penske Automotive Group, Inc.                                                           49
        7,300  Sonic Automotive, Inc. "A"                                                              93
                                                                                          ---------------
                                                                                                      381
                                                                                          ---------------
               BROADCASTING (0.0%)
        1,500  Discovery Communications, Inc. "C"  *                                                   35
                                                                                          ---------------
               CABLE & SATELLITE (0.9%)
       98,400  Comcast Corp. "A"  (b)                                                               1,508
        9,200  Liberty Global, Inc. "A"  *                                                            201
       34,600  Scripps Networks Interactive "A"                                                     1,123
       53,736  Time Warner Cable, Inc.  (a)                                                         1,984
                                                                                          ---------------
                                                                                                    4,816
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.1%)
       18,500  Garmin Ltd.                                                                            608
                                                                                          ---------------
               DEPARTMENT STORES (0.1%)
        1,300  J.C. Penney Co., Inc.                                                                   39
        2,500  Kohl's Corp.  *                                                                        129


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1   |  USAA Balanced Strategy Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
       19,500  Macy's, Inc.                                                                $          303
                                                                                          ---------------
                                                                                                      471
                                                                                          ---------------
               DISTRIBUTORS (0.1%)
       13,800  Genuine Parts Co.                                                                      511
                                                                                          ---------------
               EDUCATION SERVICES (0.2%)
       16,800  Apollo Group, Inc. "A"  *                                                            1,089
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.1%)
        6,400  Family Dollar Stores, Inc.                                                             194
        4,500  Target Corp.                                                                           211
                                                                                          ---------------
                                                                                                      405
                                                                                          ---------------
               HOME FURNISHINGS (0.0%)
        9,000  La-Z-Boy, Inc.                                                                          76
        1,100  Mohawk Industries, Inc.  *                                                              55
                                                                                          ---------------
                                                                                                      131
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.3%)
       24,100  Home Depot, Inc.                                                                       657
       31,800  Lowe's Companies, Inc.                                                                 684
                                                                                          ---------------
                                                                                                    1,341
                                                                                          ---------------
               HOMEBUILDING (0.0%)
          300  NVR, Inc.  *                                                                           203
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.0%)
        4,500  Kirklands, Inc.  *                                                                      64
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.1%)
        8,200  Tupperware Brands Corp.                                                                303
                                                                                          ---------------
               INTERNET RETAIL (0.2%)
        9,900  Amazon.com, Inc.  *                                                                    804
                                                                                          ---------------
               LEISURE PRODUCTS (0.0%)
       19,600  Smith & Wesson Holding Corp.  *                                                        105
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.2%)
        3,000  Marvel Entertainment, Inc.  *                                                          145
       28,934  Time Warner, Inc.  (b)                                                                 808
                                                                                          ---------------
                                                                                                      953
                                                                                          ---------------
               RESTAURANTS (0.3%)
        1,600  Bob Evans Farms, Inc.                                                                   43
       24,100  McDonald's Corp.  (b)                                                                1,355
                                                                                          ---------------
                                                                                                    1,398
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (0.1%)
        9,500  Brinks Home Security Holdings, Inc.  *                                                 297
        1,800  Pre-Paid Legal Services, Inc.  *                                                        83
                                                                                          ---------------
                                                                                                      380
                                                                                          ---------------
               SPECIALTY STORES (0.1%)
       33,900  Barnes & Noble, Inc.  (a)                                                              701
        1,200  Tractor Supply Co.  *                                                                   57
                                                                                          ---------------
                                                                                                      758
                                                                                          ---------------
               Total Consumer Discretionary                                                        17,600
                                                                                          ---------------

               CONSUMER STAPLES (4.1%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.7%)
      125,500  Archer-Daniels-Midland Co.                                                           3,618
        1,600  Bunge Ltd.                                                                             107
                                                                                          ---------------
                                                                                                    3,725
                                                                                          ---------------


================================================================================
                                                 Portfolio of Investments  |   2

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               DRUG RETAIL (0.1%)
       13,100  Walgreen Co.                                                                $          444
                                                                                          ---------------
               FOOD DISTRIBUTORS (0.3%)
        8,000  Andersons, Inc.                                                                        263
       52,400  Sysco Corp.                                                                          1,336
                                                                                          ---------------
                                                                                                    1,599
                                                                                          ---------------
               FOOD RETAIL (0.2%)
       37,400  Kroger Co.                                                                             808
       15,400  SUPERVALU, Inc.                                                                        221
                                                                                          ---------------
                                                                                                    1,029
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (1.0%)
        5,300  Colgate-Palmolive Co.                                                                  385
       53,600  Kimberly-Clark Corp.                                                                 3,241
       28,500  Procter & Gamble Co.  (b)                                                            1,542
                                                                                          ---------------
                                                                                                    5,168
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.5%)
        1,400  Costco Wholesale Corp.                                                                  72
       45,200  Wal-Mart Stores, Inc.  (b)                                                           2,299
                                                                                          ---------------
                                                                                                    2,371
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.2%)
       23,500  Campbell Soup Co.                                                                      737
       10,900  Kraft Foods, Inc. "A"                                                                  309
        3,400  Tyson Foods, Inc. "A"                                                                   41
                                                                                          ---------------
                                                                                                    1,087
                                                                                          ---------------
               PERSONAL PRODUCTS (0.2%)
        6,400  China Sky One Medical, Inc.  *                                                          83
       20,300  Mead Johnson Nutrition Co.                                                             805
                                                                                          ---------------
                                                                                                      888
                                                                                          ---------------
               SOFT DRINKS (0.2%)
       18,200  PepsiCo, Inc.  (b)                                                                   1,031
                                                                                          ---------------
               TOBACCO (0.7%)
       30,000  Altria Group, Inc.                                                                     548
        6,900  Lorillard, Inc.                                                                        502
       37,100  Philip Morris International, Inc.  (b)                                               1,696
       14,200  Reynolds American, Inc.                                                                649
                                                                                          ---------------
                                                                                                    3,395
                                                                                          ---------------
               Total Consumer Staples                                                              20,737
                                                                                          ---------------

               ENERGY (3.7%)
               -------------
               INTEGRATED OIL & GAS (2.1%)
       23,700  Chevron Corp.  (b)                                                                   1,658
       62,700  ConocoPhillips  (b)                                                                  2,823
       62,700  Exxon Mobil Corp.  (b)                                                               4,336
       14,400  Hess Corp.                                                                             729
       15,400  Marathon Oil Corp.                                                                     475
        8,700  Murphy Oil Corp.  (b)                                                                  496
        2,000  Occidental Petroleum Corp.                                                             146
                                                                                          ---------------
                                                                                                   10,663
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
        5,200  ENSCO International, Inc.                                                              192
        5,400  Patterson-UTI Energy, Inc.                                                              72
       51,300  Rowan Companies, Inc.                                                                1,062
                                                                                          ---------------
                                                                                                    1,326
                                                                                          ---------------


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3   |  USAA Balanced Strategy Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               OIL & GAS EQUIPMENT & SERVICES (0.5%)
        5,300  Dawson Geophysical Co.  *                                                   $          131
        4,700  Exterran Holdings, Inc.  *                                                              85
       30,200  Helix Energy Solutions Group, Inc.  *                                                  353
        3,700  National-Oilwell Varco, Inc.  *                                                        135
       29,600  Oil States International, Inc.  *                                                      872
       20,000  Schlumberger Ltd.                                                                    1,124
                                                                                          ---------------
                                                                                                    2,700
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.8%)
       18,200  Anadarko Petroleum Corp.                                                               962
       33,900  Devon Energy Corp.                                                                   2,081
        2,800  Encore Acquisition Co.  *                                                              106
        4,900  Mariner Energy, Inc.  *                                                                 59
       10,800  Petroleum Development Corp.  *                                                         148
        1,500  Plains Exploration & Production Co.  *                                                  39
       23,400  Rosetta Resources, Inc.  *                                                             276
        8,500  St. Mary Land & Exploration Co.                                                        224
                                                                                          ---------------
                                                                                                    3,895
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.0%)
        7,600  Tesoro Corp.                                                                           107
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
       13,400  El Paso Corp.                                                                          124
        3,100  Teekay Corp.                                                                            56
       10,600  Williams Companies, Inc.                                                               174
                                                                                          ---------------
                                                                                                      354
                                                                                          ---------------
               Total Energy                                                                        19,045
                                                                                          ---------------

               FINANCIALS (4.8%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
       31,600  Bank of New York Mellon Corp.                                                          936
        4,600  BlackRock, Inc. "A"                                                                    918
       12,600  Franklin Resources, Inc.                                                             1,176
       28,000  Invesco Ltd. ADR                                                                       581
        4,000  State Street Corp.                                                                     210
        2,100  T. Rowe Price Group, Inc.                                                               95
                                                                                          ---------------
                                                                                                    3,916
                                                                                          ---------------
               CONSUMER FINANCE (0.2%)
       10,300  AmeriCredit Corp.  *                                                                   178
        1,000  Capital One Financial Corp.                                                             37
       38,700  Discover Financial Services                                                            532
        7,900  Nelnet, Inc. "A"  *                                                                    117
                                                                                          ---------------
                                                                                                      864
                                                                                          ---------------
               DIVERSIFIED BANKS (0.6%)
       30,200  U.S. Bancorp                                                                           683
       78,600  Wells Fargo & Co.  (b)                                                               2,163
                                                                                          ---------------
                                                                                                    2,846
                                                                                          ---------------
               INSURANCE BROKERS (0.1%)
        7,800  Aon Corp.                                                                              326
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.7%)
       12,900  Goldman Sachs Group, Inc.  (b)                                                       2,135
       41,000  Morgan Stanley                                                                       1,187
                                                                                          ---------------
                                                                                                    3,322
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.3%)
       15,000  MetLife, Inc.                                                                          567
       23,000  Prudential Financial, Inc.                                                           1,163
                                                                                          ---------------
                                                                                                    1,730
                                                                                          ---------------


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                                                 Portfolio of Investments  |   4

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               MULTI-LINE INSURANCE (0.1%)
        5,300  Assurant, Inc.                                                             $           159
       11,600  Loews Corp.                                                                            396
                                                                                          ---------------
                                                                                                      555
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
      130,900  Bank of America Corp.  (b)                                                           2,303
      121,100  Citigroup, Inc.                                                                        605
       32,200  JPMorgan Chase & Co.  (b)                                                            1,399
                                                                                          ---------------
                                                                                                    4,307
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.3%)
       29,400  Allstate Corp.                                                                         864
        3,500  Chubb Corp.                                                                            173
        3,000  CNA Financial Corp.  *                                                                  74
       22,900  Progressive Corp.  *                                                                   378
          200  White Mountains Insurance Group Ltd.                                                    62
                                                                                          ---------------
                                                                                                    1,551
                                                                                          ---------------
               REGIONAL BANKS (0.3%)
        3,600  Bank of Hawaii Corp.                                                                   142
       10,000  Commerce Bancshares, Inc.                                                              367
        1,900  First Bancorp                                                                           33
       18,400  Huntington Bancshares, Inc.                                                             84
       19,400  KeyCorp                                                                                129
       11,700  Marshall & Ilsley Corp.                                                                 83
       31,600  Regions Financial Corp.                                                                185
        1,800  Signature Bank  *                                                                       55
       12,400  SunTrust Banks, Inc.                                                                   290
        4,400  Wintrust Financial Corp.                                                               122
                                                                                          ---------------
                                                                                                    1,490
                                                                                          ---------------
               REINSURANCE (0.2%)
       17,200  Endurance Specialty Holdings Ltd.                                                      593
        3,900  Odyssey Re Holdings Corp.                                                              198
          800  Reinsurance Group of America, Inc. "A"                                                  34
        3,900  Transatlantic Holdings, Inc.                                                           191
        2,500  Validus Holdings Ltd.  (a)                                                              64
                                                                                          ---------------
                                                                                                    1,080
                                                                                          ---------------
               REITS - DIVERSIFIED (0.0%)
        4,229  Vornado Realty Trust                                                                   243
                                                                                          ---------------
               REITS - INDUSTRIAL (0.0%)
          900  AMB Property Corp.                                                                      21
        9,200  ProLogis                                                                               102
                                                                                          ---------------
                                                                                                      123
                                                                                          ---------------
               REITS - MORTGAGE (0.0%)
        7,900  Annaly Capital Management, Inc.                                                        137
                                                                                          ---------------
               REITS - OFFICE (0.1%)
        4,300  Boston Properties, Inc.                                                                260
        6,600  Digital Realty Trust, Inc.                                                             288
                                                                                          ---------------
                                                                                                      548
                                                                                          ---------------
               REITS - RESIDENTIAL (0.1%)
        2,063  AvalonBay Communities, Inc.                                                            133
        1,200  Camden Property Trust                                                                   44
        7,300  Equity Residential Properties Trust                                                    199
                                                                                          ---------------
                                                                                                      376
                                                                                          ---------------
               REITS - RETAIL (0.1%)
          400  Federal Realty Investment Trust                                                         25
        3,400  Kimco Realty Corp.                                                                      43
        2,100  Regency Centers Corp.                                                                   70


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5   |  USAA Balanced Strategy Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
        7,454  Simon Property Group, Inc.                                                 $           474
                                                                                          ---------------
                                                                                                      612
                                                                                          ---------------
               REITS - SPECIALIZED (0.1%)
        2,500  HCP, Inc.                                                                               71
        7,900  Host Hotels & Resorts, Inc.                                                             79
        2,300  Public Storage                                                                         162
        3,900  Rayonier, Inc.                                                                         168
                                                                                          ---------------
                                                                                                      480
                                                                                          ---------------
               SPECIALIZED FINANCE (0.0%)
          800  CME Group, Inc.  (b)                                                                   233
                                                                                          ---------------
               Total Financials                                                                    24,739
                                                                                          ---------------

               HEALTH CARE (4.6%)
               ------------------
               BIOTECHNOLOGY (0.7%)
       19,700  Amgen, Inc.  *                                                                       1,177
       44,500  Enzon Pharmaceuticals, Inc.  *(a)                                                      319
        1,800  Genzyme Corp.  *                                                                       100
       41,200  Gilead Sciences, Inc.  *(b)                                                          1,857
        1,300  Isis Pharmaceuticals, Inc.  *                                                           21
       43,400  PDL BioPharma, Inc.                                                                    393
                                                                                          ---------------
                                                                                                    3,867
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.4%)
       38,100  AmerisourceBergen Corp.                                                                812
       22,600  McKesson Corp.                                                                       1,285
                                                                                          ---------------
                                                                                                    2,097
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.2%)
        8,100  Baxter International, Inc.                                                             461
        5,900  Becton, Dickinson and Co.                                                              411
        2,700  Medtronic, Inc.                                                                        103
                                                                                          ---------------
                                                                                                      975
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.0%)
        4,700  Kindred Healthcare, Inc.  *                                                             67
                                                                                          ---------------
               HEALTH CARE SERVICES (0.4%)
        3,800  Gentiva Health Services, Inc.  *                                                        84
       33,000  Medco Health Solutions, Inc.  *                                                      1,822
                                                                                          ---------------
                                                                                                    1,906
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.0%)
        8,200  Accelrys, Inc.  *                                                                       47
                                                                                          ---------------
               MANAGED HEALTH CARE (0.7%)
       19,200  Aetna, Inc.                                                                            547
       82,600  Coventry Health Care, Inc.  *                                                        1,803
        6,100  Humana, Inc.  *                                                                        218
       10,800  Magellan Health Services, Inc.  *                                                      347
       14,300  UnitedHealth Group, Inc.                                                               400
        1,100  WellPoint, Inc.  *                                                                      58
                                                                                          ---------------
                                                                                                    3,373
                                                                                          ---------------
               PHARMACEUTICALS (2.2%)
       34,100  Abbott Laboratories  (b)                                                             1,542
        3,600  Allergan, Inc.                                                                         201
       16,200  Bristol-Myers Squibb Co.                                                               359
       85,100  Eli Lilly and Co.  (b)                                                               2,848
       48,000  Johnson & Johnson  (b)                                                               2,901
       29,600  Merck & Co., Inc.                                                                      960


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                                                 Portfolio of Investments  |   6

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
      139,000  Pfizer, Inc.  (b)                                                          $         2,321
                                                                                          ---------------
                                                                                                   11,132
                                                                                          ---------------
               Total Health Care                                                                   23,464
                                                                                          ---------------

               INDUSTRIALS (3.6%)
               ------------------
               AEROSPACE & DEFENSE (1.4%)
       13,800  General Dynamics Corp.                                                                 817
       12,300  ITT Corp.                                                                              616
       14,100  Lockheed Martin Corp.                                                                1,057
       59,100  Northrop Grumman Corp.  (b)                                                          2,885
       19,200  Raytheon Co.                                                                           906
       17,200  United Technologies Corp.                                                            1,021
                                                                                          ---------------
                                                                                                    7,302
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (0.2%)
        1,400  C.H. Robinson Worldwide, Inc.                                                           79
       14,500  United Parcel Service, Inc. "B"                                                        775
                                                                                          ---------------
                                                                                                      854
                                                                                          ---------------
               BUILDING PRODUCTS (0.1%)
        2,800  AAON, Inc.                                                                              58
       11,600  Armstrong World Industries, Inc.  *                                                    388
                                                                                          ---------------
                                                                                                      446
                                                                                          ---------------
               COMMERCIAL PRINTING (0.3%)
       73,000  R.R. Donnelley & Sons Co.                                                            1,302
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
        9,000  Fluor Corp.                                                                            476
        7,000  Shaw Group, Inc.  *                                                                    205
        8,000  URS Corp.  *                                                                           346
                                                                                          ---------------
                                                                                                    1,027
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
       15,300  Trinity Industries, Inc.                                                               242
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
        5,400  Emerson Electric Co.                                                                   199
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.8%)
       10,200  3M Co.                                                                                 735
       20,100  Carlisle Companies, Inc.                                                               663
      205,600  General Electric Co.  (b)                                                            2,858
                                                                                          ---------------
                                                                                                    4,256
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.2%)
        3,400  Danaher Corp.                                                                          206
        2,100  Lincoln Electric Holdings, Inc.                                                         96
        2,200  SPX Corp.                                                                              122
       22,400  Timken Co.  (b)                                                                        473
                                                                                          ---------------
                                                                                                      897
                                                                                          ---------------
               MARINE (0.0%)
        3,100  Kirby Corp.  *                                                                         115
                                                                                          ---------------
               RAILROADS (0.0%)
        4,600  CSX Corp.                                                                              196
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)
        6,300  WESCO International, Inc.  *                                                           151
                                                                                          ---------------
               TRUCKING (0.3%)
       16,000  Con-Way, Inc.                                                                          668
        6,800  Marten Transport, Ltd.  *                                                              116


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7   |  USAA Balanced Strategy Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
       18,900  Ryder System, Inc.                                                         $           718
                                                                                          ---------------
                                                                                                    1,502
                                                                                          ---------------
               Total Industrials                                                                   18,489
                                                                                          ---------------

               INFORMATION TECHNOLOGY (6.7%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
       29,300  Intuit, Inc.  *                                                                        813
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.8%)
       71,900  Cisco Systems, Inc.  *(b)                                                            1,553
       11,000  Harris Corp.                                                                           382
        3,600  InterDigital, Inc.  *                                                                   75
        6,400  Plantronics, Inc.                                                                      153
       41,200  QUALCOMM, Inc.  (b)                                                                  1,913
                                                                                          ---------------
                                                                                                    4,076
                                                                                          ---------------
               COMPUTER HARDWARE (1.4%)
       16,700  Apple, Inc.  *(b)                                                                    2,809
        2,100  Dell, Inc.  *                                                                           33
       28,800  Hewlett-Packard Co.  (b)                                                             1,293
       21,800  International Business Machines Corp.  (b)                                           2,573
        9,900  Teradata Corp.  *                                                                      267
                                                                                          ---------------
                                                                                                    6,975
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.1%)
        4,900  Synaptics, Inc.  *(a)                                                                  126
       13,200  Western Digital Corp.  *                                                               453
                                                                                          ---------------
                                                                                                      579
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
       16,500  Automatic Data Processing, Inc.                                                        633
       23,400  Convergys Corp.  *                                                                     254
       14,600  Fidelity National Information Services, Inc.                                           358
          700  NeuStar, Inc. "A"  *                                                                    16
        3,300  Visa, Inc. "A"                                                                         235
                                                                                          ---------------
                                                                                                    1,496
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.1%)
       48,800  Vishay Intertechnology, Inc.  *                                                        394
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
       46,000  Jabil Circuit, Inc.                                                                    504
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (0.6%)
       34,200  EarthLink, Inc.  *                                                                     285
       16,500  eBay, Inc.  *                                                                          365
        4,000  Google, Inc. "A"  *(b)                                                               1,847
        1,700  Opentable, Inc.  *                                                                      47
        1,800  Sohu.com, Inc.  *                                                                      110
        3,400  VeriSign, Inc.  *                                                                       72
        5,700  Yahoo!, Inc.  *                                                                         83
                                                                                          ---------------
                                                                                                    2,809
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.7%)
       17,800  Accenture Ltd. "A"  *                                                                  587
        6,100  Cognizant Technology Solutions Corp. "A"  *                                            213
      144,600  SAIC, Inc.  *                                                                        2,674
                                                                                          ---------------
                                                                                                    3,474
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.0%)
        7,100  Tessera Technologies, Inc.  *                                                          178
                                                                                          ---------------
               SEMICONDUCTORS (0.4%)
        8,700  Broadcom Corp. "A"  *                                                                  248
       42,000  Intel Corp.  (b)                                                                       853


================================================================================
                                                 Portfolio of Investments  |   8

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
       31,500  Texas Instruments, Inc.                                                     $          775
        9,900  Volterra Semiconductor Corp.  *                                                        175
                                                                                          ---------------
                                                                                                    2,051
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.9%)
      172,800  Microsoft Corp.  (b)                                                                 4,259
       38,000  Symantec Corp.  *                                                                      575
                                                                                          ---------------
                                                                                                    4,834
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (1.1%)
       94,300  Arrow Electronics, Inc.  *(b)                                                        2,606
      107,500  Avnet, Inc.  *                                                                       2,865
       13,700  Ingram Micro, Inc. "A"  *                                                              230
        1,900  SYNNEX Corp.  *                                                                         56
                                                                                          ---------------
                                                                                                    5,757
                                                                                          ---------------
               Total Information Technology                                                        33,940
                                                                                          ---------------

               MATERIALS (1.4%)
               ----------------
               COMMODITY CHEMICALS (0.0%)
       14,800  Spartech Corp.                                                                         171
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.3%)
       18,300  Ashland, Inc.                                                                          671
       22,800  Cabot Corp.                                                                            451
        3,700  Eastman Chemical Co.                                                                   193
                                                                                          ---------------
                                                                                                    1,315
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.1%)
       11,000  Freeport-McMoRan Copper & Gold, Inc.                                                   693
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.0%)
        6,200  Owens-Illinois, Inc.  *                                                                210
                                                                                          ---------------
               PAPER PRODUCTS (0.4%)
        4,300  Clearwater Paper Corp.  *                                                              199
       68,600  International Paper Co.                                                              1,574
                                                                                          ---------------
                                                                                                    1,773
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.3%)
        9,300  A. Schulman, Inc.                                                                      187
        9,300  Cytec Industries, Inc.                                                                 269
        1,100  Ecolab, Inc.                                                                            47
       14,100  Lubrizol Corp.                                                                         898
       12,500  Omnova Solutions, Inc.  *                                                               59
                                                                                          ---------------
                                                                                                    1,460
                                                                                          ---------------
               STEEL (0.3%)
       12,600  AK Steel Holding Corp.                                                                 256
       34,000  Cliffs Natural Resources, Inc.  (a)                                                    861
        4,200  Commercial Metals Co.                                                                   71
       11,300  Reliance Steel & Aluminum Co.                                                          417
        2,500  Schnitzer Steel Industries, Inc. "A"                                                   135
                                                                                          ---------------
                                                                                                    1,740
                                                                                          ---------------
               Total Materials                                                                      7,362
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.1%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
      140,800  AT&T, Inc.  (b)                                                                      3,668
       47,900  Verizon Communications, Inc.  (b)                                                    1,487
                                                                                          ---------------
                                                                                                    5,155
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        6,600  U.S. Cellular Corp.  *                                                                 241


================================================================================
9   |  USAA Balanced Strategy Fund

================================================================================


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
       18,600  USA Mobility, Inc.                                                         $           237
                                                                                          ---------------
                                                                                                      478
                                                                                          ---------------
               Total Telecommunication Services                                                     5,633
                                                                                          ---------------

               UTILITIES (1.4%)
               ----------------
               ELECTRIC UTILITIES (0.9%)
        5,800  Entergy Corp.                                                                          458
       44,800  Exelon Corp.                                                                         2,241
       29,100  FirstEnergy Corp.                                                                    1,313
       51,400  NV Energy, Inc.                                                                        620
                                                                                          ---------------
                                                                                                    4,632
                                                                                          ---------------
               GAS UTILITIES (0.1%)
        8,600  National Fuel Gas Co.                                                                  384
        1,600  UGI Corp.                                                                               41
                                                                                          ---------------
                                                                                                      425
                                                                                          ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
       22,200  NRG Energy, Inc.  *                                                                    596
                                                                                          ---------------
               MULTI-UTILITIES (0.2%)
       12,900  Dominion Resources, Inc.                                                               427
       12,400  Integrys Energy Group, Inc.                                                            426
       13,300  MDU Resources Group, Inc.                                                              258
                                                                                          ---------------
                                                                                                    1,111
                                                                                          ---------------
               WATER UTILITIES (0.1%)
       22,200  American Water Works Co., Inc.                                                         446
                                                                                          ---------------
               Total Utilities                                                                      7,210
                                                                                          ---------------
               Total Common Stocks (cost: $164,495)                                               178,219
                                                                                          ---------------


 PRINCIPAL
 AMOUNT                                                                                              MARKET
 $(000)/                                                                                              VALUE
 SHARES        SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (2.0%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
       15,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual
               (c)                                                                                    996
                                                                                          ---------------

               FINANCIALS (1.6%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
       $1,000  Lloyds Banking Group plc, 6.41%, perpetual  (c)                                        431
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (0.5%)
       65,000  Delphi Financial Group, Inc., 7.38%, perpetual                                       1,121
       60,000  Delphi Financial Group, Inc., 8.00%                                                  1,326
                                                                                          ---------------
                                                                                                    2,447
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.5%)
       17,500  Axis Capital Holdings Ltd., 7.50%, perpetual  (b)                                    1,141
       $2,500  White Mountains Re Group, 7.51%, perpetual  (c)                                      1,585
                                                                                          ---------------
                                                                                                    2,726
                                                                                          ---------------
               REINSURANCE (0.5%)
        1,500  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual  *                                  77
       $3,000  Swiss Re Capital I LP, 6.85%, perpetual  (c)                                         2,155
                                                                                          ---------------
                                                                                                    2,232
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   10

================================================================================


 PRINCIPAL
 AMOUNT                                                                                              MARKET
 $(000)/                                                                                              VALUE
 SHARES        SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (0.0%)
        5,000  Washington Mutual Capital Trust, 5.38%, cumulative convertible, perpetual
               *                                                                          $            47
                                                                                          ---------------
               Total Financials                                                                     7,883
                                                                                          ---------------

               GOVERNMENT (0.0%)
               -----------------
               U.S. GOVERNMENT (0.0%)
       40,000  Fannie Mae, 8.25%, perpetual  *                                                         82
       40,000  Freddie Mac, 8.38%, perpetual  *                                                        86
                                                                                          ---------------
               Total Government                                                                       168
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.2%)
        1,000  Centaur Funding Corp., 9.08%  *(c)                                                     937
                                                                                          ---------------
               Total Preferred Securities (cost: $14,810)                                           9,984
                                                                                          ---------------


                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------
               EXCHANGE-TRADED FUNDS (15.7%)
    1,005,483  iShares MSCI EAFE Index Fund  (b)                                                   52,969
      268,322  SPDR Trust Series 1                                                                 27,516
                                                                                          ---------------
               Total Exchange-Traded Funds (cost: $98,124)                                         80,485
                                                                                          ---------------

               WARRANTS (0.0%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               RESTAURANTS (0.0%)
        1,356  Krispy Kreme Doughnuts, Inc.  *(cost:  $0)                                              --
                                                                                          ---------------
               Total Equity Securities
               (cost: $277,429)                                                                   268,688
                                                                                          ---------------


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                    COUPON                                     VALUE
 (000)         SECURITY                                      RATE         MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------

               BONDS (39.6%)

               CORPORATE OBLIGATIONS (18.9%)

               CONSUMER DISCRETIONARY (0.6%)
               -----------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
$       1,000  Kellwood Co.                               12.88%         12/31/2014                   520
        1,000  Kellwood Co.                                7.63          10/15/2017                   305
                                                                                          ---------------
                                                                                                      825
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
        1,000  Royal Caribbean Cruises Ltd.                7.25           6/15/2016                   818
               HOUSEHOLD APPLIANCES (0.2%)
        1,500  Stanley Works Capital Trust I               5.90          12/01/2045                 1,136
                                                                                          ---------------
               Total Consumer Discretionary                                                         2,779
                                                                                          ---------------


==========================================================================
11   |  USAA Balanced Strategy Fund

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                    COUPON                                     VALUE
 (000)         SECURITY                                      RATE         MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
               CONSUMER STAPLES (0.3%)
               -----------------------
               DRUG RETAIL (0.3%)
$       2,000  CVS Caremark Corp.                          6.30%          6/01/2037         $       1,581
                                                                                          ---------------

               ENERGY (0.4%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.4%)
        2,500  Enbridge Energy Partners, LP                8.05          10/01/2037                 2,112
                                                                                          ---------------

               FINANCIALS (16.0%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
        2,400  American Capital Strategies Ltd. (b)        8.85           8/01/2012                 1,675
                                                                                          ---------------
               CONSUMER FINANCE (0.7%)
        2,000  Capital One Financial Corp.                 7.69           8/15/2036                 1,580
        1,000  Ford Motor Credit Co., LLC                  7.00          10/01/2013                   893
        1,500  General Motors Acceptance Corp., LLC (b)    6.75          12/01/2014                 1,207
                                                                                          ---------------
                                                                                                    3,680
                                                                                          ---------------
               DIVERSIFIED BANKS (1.6%)
        1,000  Emigrant Bancorp, Inc. (c)                  6.25           6/15/2014                   701
        2,500  First Tennessee Bank, N.A.                  5.65           4/01/2016                 2,030
        2,000  Manufacturers & Traders Trust Co.           5.63          12/01/2021                 1,529
           91  U.S. Central Credit Union                   2.70           9/30/2009                    90
        2,000  USB Realty Corp. (c)                        6.09                   -(d)              1,315
        1,000  Wachovia Capital Trust III                  5.80 (e)               -(d)                660
        1,000  Wells Fargo Capital XIII                    7.70                   -(d)                875
        1,000  Wells Fargo Co.                             7.98                   -(d)                905
                                                                                          ---------------
                                                                                                    8,105
                                                                                          ---------------
               DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
        1,500  Brascan Corp. (b)                           7.13           6/15/2012                 1,496
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.2%)
        1,000  First Republic Bank Corp.                   7.75           9/15/2012                 1,052
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (2.1%)
        1,000  Great-West Life & Annuity Insurance Co.
                    (c)                                    7.15           5/16/2046                   805
        1,000  Lincoln National Corp.                      7.00           5/17/2066                   670
        3,000  Lincoln National Corp.                      6.05           4/20/2067                 1,905
        1,000  MetLife Capital Trust IV (c)                7.88          12/15/2037                   895
        1,000  MetLife Capital Trust X (c)                 9.25           4/08/2038                   975
        1,000  MetLife, Inc.                              10.75           8/01/2069                 1,128
        2,000  Prudential Financial, Inc.                  8.88           6/15/2038                 1,880
        4,000  StanCorp Financial Group, Inc. (b)          6.90           6/01/2067                 2,285
                                                                                          ---------------
                                                                                                   10,543
                                                                                          ---------------
               MULTI-LINE INSURANCE (2.6%)
        5,000  Genworth Financial, Inc.                    6.15          11/15/2066                 2,587
        5,000  Glen Meadow (c)                             6.51           2/12/2067                 3,025
        2,964  ILFC E-Capital Trust I (c)                  5.90          12/21/2065                 1,275
        2,000  ILFC E-Capital Trust II (c)                 6.25          12/21/2065                   860
        4,000  Oil Casualty Insurance Ltd. (c),(f)         8.00           9/15/2034                 2,260
        5,500  Oil Insurance Ltd. (c)                      7.56                   -(d)              3,107
                                                                                          ---------------
                                                                                                   13,114
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
        2,000  General Electric Capital Corp.              6.38          11/15/2067                 1,617
        4,500  Textron Financial Corp. (c)                 6.00           2/15/2067                 2,678
                                                                                          ---------------
                                                                                                    4,295
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.7%)
        1,500  Fund American Companies, Inc. (b)           5.88           5/15/2013                 1,430
        2,000  Liberty Mutual Group, Inc. (c)              7.00           3/15/2037                 1,304


================================================================================
                                                Portfolio of Investments  |   12

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                    COUPON                                     VALUE
 (000)         SECURITY                                      RATE         MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
$       1,000  MBIA Insurance Co. (c)                     14.00%          1/15/2033         $         420
        3,000  Progressive Corp.                           6.70           6/15/2037                 2,415
        1,000  RLI Corp. (b)                               5.95           1/15/2014                   988
        1,500  Travelers Companies, Inc.                   6.25           3/15/2037                 1,281
        1,500  XL Capital Ltd.                             6.50                   -(d)                900
                                                                                          ---------------
                                                                                                    8,738
                                                                                          ---------------
               REGIONAL BANKS (3.2%)
        1,000  Cullen/Frost Bankers, Inc. (b)              5.75           2/15/2017                   914
        3,000  Fifth Third Capital Trust IV                6.50           4/15/2037                 1,860
        2,000  Fulton Capital Trust I                      6.29           2/01/2036                 1,104
        4,000  Huntington Capital III                      6.65           5/15/2037                 2,245
        1,500  National City Preferred Capital Trust I    12.00                   -(d)              1,624
        2,000  PNC Preferred Funding Trust (c)             6.52                   -(d)              1,218
        3,000  Regions Financing Trust II                  6.63           5/15/2047                 1,828
          500  Susquehanna Bancshares, Inc.                2.30 (e)       5/01/2014                   300
        1,000  TCF National Bank                           5.50           2/01/2016                   837
        3,500  Webster Capital Trust IV                    7.65           6/15/2037                 2,065
        3,000  Zions Bancorp                               5.50          11/16/2015                 2,283
                                                                                          ---------------
                                                                                                   16,278
                                                                                          ---------------
               REITS - INDUSTRIAL (0.2%)
        1,500  ProLogis (b)                                2.25           4/01/2037                 1,299
                                                                                          ---------------
               REITS - OFFICE (0.2%)
        1,000  Brandywine Operating Partnership, LP        5.70           5/01/2017                   839
                                                                                          ---------------
               REITs - Retail (1.4%)
        2,500  Developers Diversified Realty Corp. (b)     3.50           8/15/2011                 2,244
        3,000  New Plan Excel Realty Trust, Inc. (b)       5.13           9/15/2012                 1,624
        1,000  New Plan Excel Realty Trust, Inc.,
                    acquired 2/20/2009; cost $340(g)       7.68          11/02/2026                   224
        2,000  Pan Pacific Retail Properties, Inc. (b)     7.95           4/15/2011                 2,107
        1,500  Rouse Co., LP (c),(h)                       6.75           5/01/2013                 1,147
                                                                                          ---------------
                                                                                                    7,346
                                                                                          ---------------
               REITs - Specialized (0.2%)
        1,000  Hospitality Properties Trust                5.13           2/15/2015                   868
                                                                                          ---------------
               SPECIALIZED FINANCE (0.3%)
        3,000  Financial Security Assurance Holdings
                    Ltd. (c)                               6.40          12/15/2066                 1,470
        1,000  Syncora Holdings Ltd.                       6.88                   -(d)                  2
                                                                                          ---------------
                                                                                                    1,472
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
        1,000  Sovereign Bank                              2.67 (e)       6/20/2013                   911
        1,000  Washington Mutual Preferred Funding Trust
                    I (c),(h)                              6.53                   -(d)                 15
        1,000  Washington Mutual Preferred Funding Trust
                    IV (c),(h)                             9.75                   -(d)                 15
                                                                                          ---------------
                                                                                                      941
                                                                                          ---------------
               Total Financials                                                                    81,741
                                                                                          ---------------

               INDUSTRIALS (0.2%)
               ------------------
               AIRLINES (0.2%)
        1,154  America West Airlines, Inc. Pass-Through
                    Trust (INS)                            7.93           1/02/2019                   921
                                                                                          ---------------

               UTILITIES (1.4%)
               ----------------
               ELECTRIC UTILITIES (0.9%)
        1,144  Cedar Brakes II, LLC (c)                    9.88           9/01/2013                 1,135
        1,000  FPL Group Capital, Inc.                     6.35          10/01/2066                   851
          617  Oglethorpe Power Corp. (b)                  6.97           6/30/2011                   627
          237  Power Contract Financing, LLC (c)           6.26           2/01/2010                   235


================================================================================
13   |  USAA Balanced Strategy Fund

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                    COUPON                                     VALUE
 (000)         SECURITY                                      RATE         MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
$       1,000  PPL Capital Funding, Inc.                   6.70%          3/30/2067         $         781
        1,000  West Penn Power Co.                         6.63           4/15/2012                 1,082
                                                                                          ---------------
                                                                                                    4,711
                                                                                          ---------------
               MULTI-UTILITIES (0.5%)
        2,000  Integrys Energy Group, Inc.                 6.11          12/01/2066                 1,462
        1,500  Wisconsin Energy Corp.                      6.25           5/15/2067                 1,187
                                                                                          ---------------
                                                                                                    2,649
                                                                                          ---------------
               Total Utilities                                                                      7,360
                                                                                          ---------------
               Total Corporate Obligations(cost: $96,466)                                          96,494
                                                                                          ---------------

               EURODOLLAR AND YANKEE OBLIGATIONS (7.3%)

               ENERGY (0.5%)
               -------------
               INTEGRATED OIL & GAS (0.3%)
          333  PEMEX Finance Ltd.                          8.88          11/15/2010                   347
        1,500  Trans-Canada Pipelines Ltd. (b)             6.35           5/15/2067                 1,262
                                                                                          ---------------
                                                                                                    1,609
                                                                                          ---------------
               OIL & GAS DRILLING (0.2%)
          864  Delek & Avner-Yam Tethys Ltd. (c)           5.33           8/01/2013                   839
                                                                                          ---------------
               Total Energy                                                                         2,448
                                                                                          ---------------

               FINANCIALS (6.5%)
               -----------------
               DIVERSIFIED BANKS (2.7%)
        2,000  Barclays Bank plc (c)                       7.38                   -(d)              1,590
        2,000  BayernLB Capital Trust I                    6.20                   -(d)                600
        1,500  BBVA International Preferred S.A.
                    Unipersonal (c)                        5.92                   -(d)              1,009
        1,000  BNP Paribas Capital Trust (c)               9.00                   -(d)                940
        1,000  BOI Capital Funding Number 3, LP (c)        6.11                   -(d)                395
        1,000  Landsbanki Islands hf (c),(h)               7.43                   -(d)                  1
        1,000  Lloyds TSB Group plc (c)                    6.27                   -(d)                401
        1,000  Mizuho Capital Investment 1 Ltd. (c)        6.69                   -(d)                832
        1,000  National Capital Trust II (c)               5.49                   -(d)                721
        2,000  Natixis (c)                                10.00                   -(d)              1,595
        1,000  Nordea Bank AB (c)                          5.42                   -(d)                696
        2,000  Royal Bank of Scotland Group plc            7.64                   -(d)                881
        2,000  Skandinaviska Enskilda Banken AB (c)        5.47                   -(d)              1,141
        2,000  Societe Generale (c)                        5.92                   -(d)              1,362
        1,000  Standard Chartered plc (c)                  6.41                   -(d)                751
        1,000  Sumitomo Mitsui Financial Group (c)         6.08                   -(d)                874
                                                                                          ---------------
                                                                                                   13,789
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (0.6%)
        3,000  UBS Preferred Funding Trust I               8.62 (e)      10/29/2049(d)              2,616
        1,000  UBS Preferred Funding Trust II              7.25           6/29/2049(d)                736
                                                                                          ---------------
                                                                                                    3,352
                                                                                          ---------------
               MULTI-LINE INSURANCE (0.6%)
        1,000  AXA S.A. (c)                                6.46                   -(d)                745
        3,625  ING Capital Funding Trust III               8.44                   -(d)              2,121
                                                                                          ---------------
                                                                                                    2,866
                                                                                          ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        1,000  ZFS Finance USA Trust II (c)                6.45          12/15/2065                   880
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.5%)
        1,000  Allied World Assurance Holdings Ltd.        7.50           8/01/2016                   966
        1,000  Catlin Insurance Co. Ltd. (c)               7.25                   -(d)                605
        1,000  Mantis Reef Ltd. II (c)                     4.80          11/03/2009                   995
                                                                                          ---------------
                                                                                                    2,566
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   14

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                    COUPON                                     VALUE
 (000)         SECURITY                                      RATE         MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
               REGIONAL BANKS (0.8%)
$       3,000  Credit Agricole S.A. (c)                    6.64%                  -(d)      $       2,025
        2,000  Glitnir Banki hf (c),(h)                    7.45                   -(d)                  1
        3,000  Unicredito Italiano Capital Trust II (c)    9.20                   -(d)              2,259
                                                                                          ---------------
                                                                                                    4,285
                                                                                          ---------------
               REINSURANCE (0.9%)
        1,000  Endurance Specialty Holdings Ltd.           6.15          10/15/2015                   927
        1,000  Max USA Holdings Ltd. (c)                   7.20           4/14/2017                   825
        1,500  Montpelier Re Holdings Ltd. (b)             6.13           8/15/2013                 1,369
        1,500  Platinum Underwriters Finance, Inc. (b)     7.50           6/01/2017                 1,392
                                                                                          ---------------
                                                                                                    4,513
                                                                                          ---------------
               SPECIALIZED FINANCE (0.2%)
        1,000        QBE Capital Funding II, LP (c)        6.80                   -(d)                806
                                                                                          ---------------
               Total Financials                                                                    33,057
                                                                                          ---------------

               MATERIALS (0.3%)
               ----------------
               DIVERSIFIED METALS & MINING (0.3%)
        1,000  Glencore Finance S.A.                       8.00                   -(d)                895
        1,000  Glencore Funding, LLC (c)                   6.00           4/15/2014                   934
                                                                                          ---------------
               Total Materials                                                                      1,829
                                                                                          ---------------
               Total Eurodollar and Yankee Obligations(cost: $45,455)                              37,334
                                                                                          ---------------

               ASSET-BACKED SECURITIES (5.7%)

               FINANCIALS (5.7%)
               -----------------
               ASSET-BACKED FINANCING (5.7%)
          265  Aerco Ltd. (c)                              0.79 (e)       7/15/2025                   266
        2,000  AESOP Funding II, LLC (b),(c)               0.49 (e)       3/20/2012                 1,857
        1,500  AESOP Funding II, LLC (c)                   9.31          10/20/2013                 1,508
          205  Airport Airplanes                           0.66 (e)       3/15/2019                   164
        1,000  American Express Credit Account Master
                    Trust                                  0.54 (e)       9/15/2014                   896
        1,000  American Express Credit Account Master
                    Trust (c)                              0.62 (e)       9/15/2016                   826
          579  AmeriCredit Automobile Receivables Trust    2.03 (e)       1/12/2012                   578
        1,000  AmeriCredit Automobile Receivables Trust    6.96          10/14/2014                   923
        1,000  ARG Funding Corp. (c)                       4.84           5/20/2011                   985
        1,000  Bank One Issuance Trust                     4.77           2/16/2016                   924
        2,000  Bank One Issuance Trust                     1.07 (e)       2/15/2017                 1,644
          552  Capital One Auto Finance Trust (INS)        4.71           6/15/2012                   559
        1,000  Capital One Auto Finance Trust              0.30 (e)       5/15/2013                   935
        2,290  Capital One Multi-Asset Execution Trust
                    (b)                                    6.00           8/15/2013                 2,298
        1,000  Citibank Credit Card Issuance Trust         6.30           6/20/2014                   988
        1,220  CPS Auto Receivables Trust (INS)(b)         6.48           7/15/2013                 1,182
          329  Credit Acceptance Auto Dealer Loan Trust    6.16           4/15/2013                   328
        1,000  Detroit Edison Securitization Funding,
                    LLC (b)                                6.42           3/01/2015                 1,111
        1,000  GE Capital Credit Card Master Note Trust    0.38 (e)       9/15/2012                   999
        1,000  GE Equipment Midticket, LLC                 0.59 (e)       9/15/2017                   686
        1,000  Hertz Vehicle Financing, LLC (c)            5.01           2/25/2011                 1,002
        1,000  Hertz Vehicle Financing, LLC (c)            5.08          11/25/2011                   989
          840  HSBC Automotive Trust                       4.94          11/19/2012                   864
        1,000  Huntington Auto Trust (c)                   4.81           4/16/2012                 1,029
        1,000  MBNA Master Credit Card Note Trust          6.80           7/15/2014                 1,013
        1,500  Rental Car Finance Corp. (c)                0.41 (e)       7/25/2013                 1,129
          956  SLM Student Loan Trust                      1.05 (e)      10/25/2038                   700
        1,500  Triad Automobile Receivables Owners Trust
                    (b)                                    5.43           7/14/2014                 1,345
          573  USXL Funding, LLC (INS)(c)                  5.38           4/15/2014                   543


================================================================================
15   |  USAA Balanced Strategy Fund

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                    COUPON                                     VALUE
 (000)         SECURITY                                      RATE         MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
$       1,000  WFS Financial Owner Trust                    4.76%         5/17/2013         $         988
                                                                                          ---------------
               Total Financials                                                                    29,259
                                                                                          ---------------
               Total Asset-Backed Securities(cost: $27,532)                                        29,259
                                                                                          ---------------

               COMMERCIAL MORTGAGE SECURITIES (7.1%)

               FINANCIALS (7.1%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (7.1%)
          955  Banc of America Commercial Mortgage,
                    Inc.                                   7.20           9/15/2032                   961
        1,000  Banc of America Commercial Mortgage,
                    Inc.                                   5.11 (e)      11/10/2042                   328
        2,000  Banc of America Commercial Mortgage,
                    Inc.                                   5.81           7/10/2044                 1,290
        2,000  Banc of America Commercial Mortgage,
                    Inc.                                   5.77 (e)       5/10/2045                 1,178
        2,643  Banc of America Commercial Mortgage, Inc.
                    (b)                                    5.18          10/10/2045                 2,031
        2,429  Banc of America Commercial Mortgage, Inc.
                    (b)                                    5.18 (e)       9/10/2047                 1,720
          349  Bear Stearns Commercial Mortgage
                    Securities, Inc.                       4.00           3/13/2040                   341
        1,000  Bear Stearns Commercial Mortgage
                    Securities, Inc.                       5.69           6/11/2050                   886
        1,000  Citigroup Commercial Mortgage Trust         5.23 (e)       7/15/2044                   573
        2,000  Citigroup Commercial Mortgage Trust (f)     6.10          12/10/2049                 1,365
        3,000  Commercial Mortgage Loan Trust (b)          6.02 (e)      12/10/2049                 1,828
        1,000  Credit Suisse Commercial Mortgage Trust
                    (e)                                    5.83           6/15/2038                   802
        3,000  Credit Suisse Commercial Mortgage Trust     6.22           2/15/2041                 2,292
        1,000  Credit Suisse First Boston Mortgage
                    Securities Corp.                       5.10           8/15/2038                   569
          851  Credit Suisse First Boston Mortgage
                    Securities Corp.                       7.17           5/17/2040                   874
          803  Credit Suisse First Boston Mortgage
                    Securities Corp.                       7.55           4/15/2062                   810
        1,694  G-Force, LLC (c)                            5.16          12/25/2039                 1,218
        1,000  GE Capital Commercial Mortgage Corp. (b)    6.07           6/10/2038                 1,014
        1,000  GE Capital Commercial Mortgage Corp.        5.33 (e)      11/10/2045                   201
        1,000  GMAC Commercial Mortgage Securities,
                    Inc.                                   4.75           5/10/2043                   802
        1,000  GMAC Commercial Mortgage Securities, Inc.
                    (b)                                    4.81           5/10/2043                   579
          346  Government Lease Trust (c)                  6.48           5/18/2011                   358
        1,000  GS Mortgage Securities Corp. II (b)         4.78           7/10/2039                   613
        1,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp. (b)                   4.82           9/12/2037                 1,004
        1,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                       4.99           9/12/2037                   574
        1,500  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp. (b)                   5.81           6/12/2043                 1,365
          123  Merrill Lynch Mortgage Investors, Inc.      7.56          11/15/2031                   122
        1,000  Merrill Lynch Mortgage Trust                5.83 (e)       6/12/2050                   776
        2,000  Merrill Lynch Mortgage Trust                5.69           2/12/2051                 1,548
        1,500  ML-CFC Commercial Mortgage Trust            5.70           9/12/2049                 1,142
        2,000  Morgan Stanley Capital I, Inc.              5.81          12/12/2049                 1,719
        1,500  Mortgage Capital Funding, Inc. (b)          7.09 (e)       6/18/2030                 1,485
        2,000  Prudential Mortgage Capital Funding, LLC
                    (b)                                    6.76           5/10/2034                 2,027
        2,000  Wachovia Bank Commercial Mortgage Trust     5.42           1/15/2045                 1,652
                                                                                          ---------------
                                                                                                   36,047
                                                                                          ---------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
        9,705  Greenwich Capital Commercial Funding
                    Corp., acquired 8/13/2003; cost
                    $548(c),(g)                            2.23           1/11/2035                    55
        2,000  J.P. Morgan Chase Commercial Mortgage
                    Securities Corp., acquired
                    4/09/2009; cost $150(g)                5.80           6/15/2049                   182
                                                                                          ---------------
                                                                                                      237
                                                                                          ---------------
               Total Financials                                                                    36,284
                                                                                          ---------------
               Total Commercial Mortgage Securities(cost: $35,822)                                 36,284
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   16

================================================================================


 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                    COUPON                                     VALUE
 (000)         SECURITY                                      RATE         MATURITY                    (000)
 ----------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ISSUES (0.0%)(I)
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
$       1,976  Government National Mortgage Assn.
                    (cost:  $30)                           1.75%          7/16/2010         $          29
                                                                                          ---------------

               U.S. TREASURY SECURITIES (0.0%)
               NOTES (0.0%)
          200  1.00%, 7/31/2011 (l) (cost:  $200)                                                     200
                                                                                          ---------------

               MUNICIPAL BONDS (0.6%)
               CASINOS & GAMING (0.4%)
        2,000  Mashantucket (Western) Pequot Tribe (c)     5.91           9/01/2021                   945
        1,145  Seneca Nation of Indians Capital
                    Improvements Auth.                     6.75          12/01/2013                 1,060
                                                                                          ---------------
                                                                                                    2,005
                                                                                          ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
          301  California Maritime Infrastructure Auth.    6.63          11/01/2009                   302
                                                                                          ---------------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
          855  Erie County Tobacco Asset Securitization
                    Corp.                                  6.00           6/01/2028                   667
                                                                                          ---------------
               Total Municipal Bonds(cost: $4,273)                                                  2,974
                                                                                          ---------------
               Total Bonds
               (cost: $209,778)                                                                   202,574
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (7.2%)

               U.S. TREASURY BILLS (1.5%)
        7,625  1.01%, 9/17/2009 (k),(l),(m)                                                         7,625
                                                                                          ---------------

                                                                                                     MARKET
 NUMBER                                                                                               VALUE
 OF SHARES     SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (5.7%)
   29,160,130  State Street Institutional Liquid
                      Reserve Fund, 0.26%    (j),(m)                                               29,160
                                                                                          ---------------
               Total Money Market Instruments
               (cost: $36,785)                                                                     36,785
                                                                                          ---------------


================================================================================
17   |  USAA Balanced Strategy Fund

 PRINCIPAL                                                                                           MARKET
 AMOUNT                                                                                               VALUE
 (000)         SECURITY                                                                               (000)
 ----------------------------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (0.7%)

               REPURCHASE AGREEMENTS (0.2%)
$       1,000  Credit Suisse First Boston LLC, 0.21%, acquired on 8/31/2009 and due
                    9/01/2009 at $1,000 (collateralized by $1,025 of Federal Home
                    Loan(i), 0.13%(k), due 10/28/2009; market value $1,025)           $             1,000
          100  Deutsche Bank Securities, Inc., 0.20%, acquired on 8/31/2009 and due
                    9/01/2009 at $100 (collateralized by $103 of Federal Home Loan
                    (i), 0.10%(k), due 11/09/2009; market value $103)                                 100
                                                                                          ---------------
               Total Repurchase Agreements                                                          1,100
                                                                                          ---------------


 NUMBER                                                                                              MARKET
 OF SHARES     SECURITY                                                                         VALUE (000)
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.5%)
    2,356,498  BlackRock Liquidity Funds TempFund,
                      0.22%(j)                                                                      2,356
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $3,456)                                                     3,456
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $527,448)                                       $         511,503
                                                                                          ===============

 NUMBER                                                                                              MARKET
 OF                                                                                                   VALUE
 CONTRACTS                                                                                            (000)
 ----------------------------------------------------------------------------------------------------------


               PURCHASED OPTIONS (0.2%)
          594  Put - On Russell 2000 Index expiring October 17, 2009 at 510                           433
          899  Put - On S&P 500 Index expiring October 17, 2009 at 910                                804
                                                                                          ---------------


               TOTAL PURCHASED OPTIONS
               (COST: $1,240)                                                          $            1,237
                                                                                          ===============


               WRITTEN OPTIONS (0.3%)
         (594) Call - On Russell 2000 Index expiring October 17, 2009 at 610                        (474)
         (899) Call - On S&P 500 Index expiring October 17, 2009 at 1080                            (871)
                                                                                          ---------------


               TOTAL WRITTEN OPTIONS
               (PREMIUMS RECEIVED: $1,345)                                             $          (1,345)
                                                                                          ---------------


================================================================================
                                                Portfolio of Investments  |   18

($ in 000s)                                    VALUATION HIERARCHY
                                               -------------------


                                            (LEVEL 1)           (LEVEL 2)        (LEVEL 3)
                                         QUOTED PRICES IN   OTHER SIGNIFICANT   SIGNIFICANT
                                          ACTIVE MARKETS       OBSERVABLE       UNOBSERVABLE
                                          FOR IDENTICAL         INPUTS            INPUTS
ASSETS                                       ASSETS                                                     TOTAL
-------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                        $        178,219 $               -- $             -- $         178,219
  PREFERRED SECURITIES                            1,459              8,525               --             9,984
  EXCHANGE-TRADED FUNDS                          80,485                 --               --            80,485
  WARRANTS                                           --                 --               --                --
BONDS:
  CORPORATE OBLIGATIONS                              --             94,234            2,260            96,494
  EURODOLLAR AND YANKEE OBLIGATIONS                  --             37,334               --            37,334
  ASSET-BACKED SECURITIES                            --             29,259               --            29,259
  COMMERCIAL MORTGAGE SECURITIES                     --             36,284               --            36,284
  U.S. GOVERNMENT AGENCY ISSUES                      --                 29               --                29
  U.S. TREASURY SECURITIES                           --                200               --               200
  MUNICIPAL BONDS                                    --              2,974               --             2,974
MONEY MARKET INSTRUMENTS:
  U.S. TREASURY BILLS                                --              7,625               --             7,625
  MONEY MARKET FUNDS                             29,160                 --               --            29,160
SHORT-TERM INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITIES
LOANED:
  REPURCHASE AGREEMENTS                              --              1,100               --             1,100
  MONEY MARKET FUNDS                              2,356                 --               --             2,356
PURCHASED OPTIONS                                 1,237                 --               --             1,237
-------------------------------------------------------------------------------------------------------------
         Total                         $        292,916 $          217,564 $          2,260 $         512,740
-------------------------------------------------------------------------------------------------------------


                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)
                                         QUOTED PRICES IN   OTHER SIGNIFICANT   SIGNIFICANT
                                          ACTIVE MARKETS       OBSERVABLE       UNOBSERVABLE
                                          FOR IDENTICAL         INPUTS            INPUTS
LIABILITIES                                LIABILITIES                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                        $        (1,345)$                -- $             -- $          (1,345)
-------------------------------------------------------------------------------------------------------------


Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                     CORPORATE
                                                                   OBLIGATIONS
--------------------------------------------------------------------------------
Balance as of May 31, 2009                                                    $-
Net realized gain (loss)                                                       -
Change in net unrealized appreciation/depreciation                           256
Net purchases (sales)                                                      2,004
Transfers in and/or out of Level 3                                             -
--------------------------------------------------------------------------------
Balance as of August 31, 2009                                             $2,260
--------------------------------------------------------------------------------


================================================================================
19   |  USAA Balanced Strategy Fund

================================================================================
NOTES TO PORTFOLIO
OF INVESTMENTS

August 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Balanced Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.


================================================================================
                                       Notes to Portfolio of Investments  |   20

================================================================================


3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.


================================================================================
21   |  USAA Balanced Strategy Fund

================================================================================


SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTION TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period.


================================================================================
                                       Notes to Portfolio of Investments  |   22

================================================================================


Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement an equity index option-based strategy which involves writing (selling) index call options and purchasing index put options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-


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23   |  USAA Balanced Strategy Fund

================================================================================


issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2009, was approximately $3,266,000.

H. SUBSEQUENT EVENTS - Effective August 31, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. The Fund has evaluated subsequent events through October 23, 2009, the date the quarterly report was issued, and has determined that there were no events that required recognition or disclosure in the Fund's quarterly report.

I. As of August 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2009, were $42,835,000 and $58,783,000, respectively, resulting in net unrealized depreciation of $15,948,000.

J. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $510,991,000 at August 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.9% of net assets at August 31, 2009.



CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.


================================================================================
                                       Notes to Portfolio of Investments  |   24

================================================================================


INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR            American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
               U.S. dollars.
iShares        Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT           Real estate investment trust
SPDR           Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipt, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.


================================================================================
25   |  USAA Balanced Strategy Fund

================================================================================

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., or Financial Security Assurance Holdings Ltd. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.


SPECIFIC NOTES

(a)     The security or a portion thereof was out on loan as of August 31, 2009.
(b) At August 31, 2009, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2009.
(f) Security was fair valued at August 31, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at August 31, 2009, was $461,000, which represented 0.1% of the Fund's net assets.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+" are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(j) Rate represents the money market fund annualized seven-day yield at August 31, 2009.
(k) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(l) Securities with an aggregate market value of $7,825,000 are segregated as collateral for initial margin requirements on open futures contracts.
(m) Security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2009, as shown in the following table:


================================================================================
                                       Notes to Portfolio of Investments  |   26

================================================================================


                                                                                                                 UNREALIZED
                                                                                        VALUE AT              APPRECIATION/
  TYPE OF FUTURE                       EXPIRATION       CONTRACTS    POSITION    TRADE DATE     MAY 31, 2009 (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
10 Yr U.S. Treasury Mini Index
    Futures                           Decmember 2009       (20)        Short     $(2,331,000)   $(2,344,000)   $  ( 13,000)
Russell 2000 Mini Index
    Futures                           September 2009       587         Long       30,619,000     33,559,000      2,940,000
                                                                                 -----------    -----------     ----------
                                                                                 $29,379,000    $31,215,000     $2,927,000
                                                                                 ===========    ===========     ==========


*       NON-INCOME-PRODUCING SECURITY.

================================================================================
27   |  USAA Balanced Strategy Fund












ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    10/23/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/27/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.